Earnings Per Common Share, Calculation of Earnings and Diluted Earnings per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Common Share [Abstract]
Wells Fargo net income	$ 23,057	$ 21,878	$ 18,897
Less: Preferred stock dividends and other	1,236	989	898
Wells Fargo net income applicable to common stock	$ 21,821	$ 20,889	$ 17,999
Earnings per common share
Average common shares outstanding (denominator) (in shares)	5,237.2	5,287.3	5,287.6
Per share (in dollars per share)	$ 4.17	$ 3.95	$ 3.40
Diluted earnings per common share
Average common shares outstanding	5,237.2	5,287.3	5,287.6
Diluted average common shares outstanding (denominator) (in shares)	5,324.4	5,371.2	5,351.5
Per share (in dollars per share)	$ 4.10	$ 3.89	$ 3.36
Stock Options [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)	32.9	33.1	27.5
Restricted Share Rights [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)	41.6	44.8	36.4
Warrants [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)	12.7	6.0	0